Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair value measurement [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
		As of December 31,
Financial instruments	Fair value	2013	2014
		US$	US$

Bank time deposits with an original maturity of three months or less	Significant other observable Inputs (Level 2)	7,381	113,371
Bank time deposits and short-term investments with an original maturity more than three months but less than one year	Significant other observable Inputs (Level 2)	4,100	412,555
Total		11,481	525,926